Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Finite Lived Intangible Assets Net Abstract
Fiscal year 2015		$ 1,378
Fiscal year 2016		1,359
Fiscal year 2017		1,347
Fiscal year 2018		1,335
Fiscal year 2019		1,322
Thereafter		12,934
Definite-lived assets	$ 18,639	19,668	$ 21,052
Scenario, Adjustment [Member]
Finite Lived Intangible Assets Net Abstract
Definite-lived assets		$ 19,675	$ 21,082